Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 8,112	$ 7,052	$ 5,835
Depreciation	827	973	971
Net amortization of securities	1,436	1,483	1,059
Proceeds from sale of loans in secondary market	13,187	29,573	13,637
Loans disbursed for sale in secondary market	(12,681)	(28,947)	(13,251)
Amortization of mortgage servicing rights	118	179	121
(Recovery) impairment of mortgage servicing rights	(121)	(21)	(33)
Gain on sale of loans	(503)	(784)	(474)
Deferred tax (benefit) expense	144	(206)	340
Provision for loan losses	477	1,583	4,896
Common stock issued to ESOP	640	617	496
Earnings on bank owned life insurance and annuity assets	(724)	(782)	(725)
(Gain) loss on other real estate owned	115	(181)	(42)
Write-down of other real estate owned	577	331	1,266
Change in accrued interest receivable	156	815	(168)
Change in accrued liabilities	270	(98)	1,397
Change in other assets	1,128	(756)	857
Net cash provided by operating activities	13,158	10,831	16,182
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	24,577	33,696	43,193
Purchases of securities available for sale	(17,105)	(43,436)	(43,007)
Proceeds from maturities of securities held to maturity	1,813	2,213	1,449
Purchases of securities held to maturity	(1,196)	(2,935)	(2,068)
Purchases of Federal Reserve Bank stock	(1,495)
Net change in loans	(9,572)	36,731	34,243
Proceeds from sale of other real estate owned	1,935	1,706	756
Purchases of premises and equipment	(1,152)	(437)	(449)
Proceeds from bank owned life insurance	1,249
Purchases of bank owned life insurance and annuity assets		(1,177)	(2,611)
Net cash provided by (used in) investing activities	(946)	26,361	31,506
Cash flows from financing activities:
Change in deposits	(26,187)	(32,822)	(6,895)
Proceeds from common stock through dividend reinvestment	170	55
Cash dividends	(2,965)	(4,393)	(3,360)
Change in securities sold under agreements to repurchase			(38,107)
Repayment of subordinated debentures	(5,000)
Proceeds from Federal Home Loan Bank borrowings	5,853	2,000	703
Repayment of Federal Home Loan Bank borrowings	(1,393)	(7,789)	(7,562)
Change in other short-term borrowings	3	(222)	(588)
Net cash used in financing activities	(29,519)	(43,171)	(55,809)
Cash and cash equivalents:
Change in cash and cash equivalents	(17,307)	(5,979)	(8,121)
Cash and cash equivalents at beginning of year	45,651	51,630	59,751
Cash and cash equivalents at end of year	28,344	45,651	51,630
Supplemental disclosure:
Cash paid for interest	4,158	6,863	10,875
Cash paid for income taxes	2,950	4,033	445
Transfers from loans to other real estate owned	314	1,267	1,833
Other real estate owned sales financed by the Bank	$ 466	$ 1,133	$ 344